Operations and summary of significant accounting policies (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Receivables - trade and other	$ 6,695	$ 7,737
Receivables - finance	8,991	9,027
Long-term receivables - finance	13,651	14,644
Investments in unconsolidated affiliated companies	246	257
Guarantees	681	740
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Receivables - trade and other	19	36
Receivables - finance	466	216
Long-term receivables - finance	62	285
Investments in unconsolidated affiliated companies	35	83
Guarantees	175	129
Total	$ 757	$ 749